Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Income Statement [Abstract]
Net loss	$ (29,934)	$ (126,461)
Other comprehensive income (loss), net of income tax:
Unrealized gain (loss) on derivatives	60	(371)
Reclassification to earnings	8,809	9,002
Foreign currency translation adjustment	(771)	977
Other comprehensive income	8,098	9,608
Total comprehensive loss	$ (21,836)	$ (116,853)